Quarterly Report
January 31, 2022
MFS®  Global Growth Fund
WGF-Q1

Portfolio of Investments
1/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Alcoholic Beverages – 2.5%
Diageo PLC	274,162	$13,819,657
Kweichow Moutai Co. Ltd.	21,167	6,274,931
		$20,094,588
Apparel Manufacturers – 5.8%
Adidas AG	52,681	$14,337,438
Burberry Group PLC	334,304	8,438,095
LVMH Moet Hennessy Louis Vuitton SE	15,001	12,334,335
NIKE, Inc., “B”	82,776	12,256,642
		$47,366,510
Brokerage & Asset Managers – 2.3%
Blackstone, Inc.	22,793	$3,007,992
Charles Schwab Corp.	174,816	15,331,363
		$18,339,355
Business Services – 9.7%
Accenture PLC, “A”	62,349	$22,045,359
CGI, Inc. (a)	93,167	7,954,541
Cognizant Technology Solutions Corp., “A”	81,519	6,963,353
Equifax, Inc.	36,438	8,736,375
Fidelity National Information Services, Inc.	91,193	10,935,864
Fiserv, Inc. (a)	133,656	14,127,439
Verisk Analytics, Inc., “A”	40,643	7,971,312
		$78,734,243
Cable TV – 1.0%
Charter Communications, Inc., “A” (a)	13,703	$8,130,538
Computer Software – 6.4%
Microsoft Corp.	135,031	$41,991,940
Naver Corp.	38,370	10,165,504
		$52,157,444
Computer Software - Systems – 3.7%
Apple, Inc.	138,984	$24,291,623
Samsung Electronics Co. Ltd.	86,912	5,383,376
		$29,674,999
Construction – 1.8%
Otis Worldwide Corp.	100,383	$8,575,720
Sherwin-Williams Co.	20,845	5,972,301
		$14,548,021
Consumer Products – 6.4%
Church & Dwight Co., Inc.	202,290	$20,765,068
Colgate-Palmolive Co.	93,897	7,741,808
Estee Lauder Cos., Inc., “A”	15,345	4,784,417
Kose Corp.	94,900	8,678,166
Reckitt Benckiser Group PLC	122,013	9,895,046
		$51,864,505

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.1%
Amphenol Corp., “A”	180,175	$14,340,128
Fortive Corp.	143,499	10,122,419
TE Connectivity Ltd.	60,168	8,604,626
		$33,067,173
Electronics – 3.2%
Analog Devices, Inc.	44,212	$7,249,442
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	96,133	11,788,790
Texas Instruments, Inc.	39,386	7,069,393
		$26,107,625
Food & Beverages – 3.0%
McCormick & Co., Inc.	102,468	$10,278,565
Nestle S.A.	73,385	9,454,331
PepsiCo, Inc.	25,105	4,356,220
		$24,089,116
Gaming & Lodging – 0.7%
Flutter Entertainment PLC (a)	35,173	$5,341,579
General Merchandise – 2.9%
B&M European Value Retail S.A.	507,346	$3,881,659
Dollarama, Inc.	378,614	19,536,083
		$23,417,742
Health Maintenance Organizations – 0.8%
Cigna Corp.	26,570	$6,123,322
Insurance – 2.3%
Aon PLC	46,094	$12,742,225
Marsh & McLennan Cos., Inc.	37,573	5,772,716
		$18,514,941
Internet – 10.4%
Alibaba Group Holding Ltd. (a)	1,102,872	$17,313,264
Alphabet, Inc., “A” (a)	18,155	49,128,701
Tencent Holdings Ltd.	296,500	18,097,564
		$84,539,529
Leisure & Toys – 1.5%
Electronic Arts, Inc.	93,756	$12,437,671
Machinery & Tools – 1.4%
Daikin Industries Ltd.	30,000	$6,302,868
Schindler Holding AG	21,718	5,438,999
		$11,741,867
Medical & Health Technology & Services – 2.0%
ICON PLC (a)	61,441	$16,326,102
Medical Equipment – 10.3%
Abbott Laboratories	36,960	$4,710,922
Agilent Technologies, Inc.	34,374	4,788,986
Becton, Dickinson and Co.	40,881	10,389,497
Boston Scientific Corp. (a)	363,597	15,598,311
Danaher Corp.	40,057	11,447,890
Medtronic PLC	62,517	6,469,884
STERIS PLC	36,759	8,248,720

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Stryker Corp.	40,457	$10,035,359
Thermo Fisher Scientific, Inc.	20,843	12,116,036
		$83,805,605
Other Banks & Diversified Financials – 6.6%
Credicorp Ltd.	51,440	$7,367,237
HDFC Bank Ltd.	633,035	12,692,608
Julius Baer Group Ltd.	69,771	4,557,637
Mastercard, Inc., “A”	15,007	5,798,405
Moody's Corp.	20,898	7,168,014
Visa, Inc., “A”	70,420	15,926,891
		$53,510,792
Pharmaceuticals – 1.3%
Roche Holding AG	27,237	$10,531,622
Printing & Publishing – 0.9%
Wolters Kluwer N.V.	72,471	$7,383,355
Railroad & Shipping – 2.5%
Canadian Pacific Railway Ltd.	284,918	$20,343,145
Restaurants – 0.8%
Starbucks Corp.	68,587	$6,743,474
Specialty Chemicals – 0.4%
Sika AG	10,287	$3,600,424
Specialty Stores – 1.8%
JD.com, Inc., “A” (a)	14,119	$526,499
Ross Stores, Inc.	72,980	7,133,795
TJX Cos., Inc.	102,493	7,376,421
		$15,036,715
Telecommunications - Wireless – 1.7%
American Tower Corp., REIT	55,964	$14,074,946
Utilities - Electric Power – 1.0%
Xcel Energy, Inc.	114,404	$7,969,383
Total Common Stocks		$805,616,331
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.06% (v)	5,421,798	$5,421,798

Other Assets, Less Liabilities – 0.1%		816,181
Net Assets – 100.0%		$811,854,310
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,421,798 and $805,616,331, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$527,851,476	$—	$—	$527,851,476
Canada	47,833,769	—	—	47,833,769
China	6,274,931	35,937,327	—	42,212,258
United Kingdom	—	36,034,457	—	36,034,457
Switzerland	—	33,583,013	—	33,583,013
Ireland	16,326,102	5,341,579	—	21,667,681
South Korea	—	15,548,880	—	15,548,880
Japan	—	14,981,034	—	14,981,034
Germany	14,337,438	—	—	14,337,438
Other Countries	19,156,027	32,410,298	—	51,566,325
Mutual Funds	5,421,798	—	—	5,421,798
Total	$637,201,541	$173,836,588	$—	$811,038,129
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,748,732	$34,201,931	$33,528,865	$—	$—	$5,421,798
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,003	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2022, are as follows:
United States	65.8%
Canada	5.9%
China	5.2%
United Kingdom	4.4%
Switzerland	4.1%
Ireland	2.7%
South Korea	1.9%
Japan	1.8%
Germany	1.8%
Other Countries	6.4%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(5) Subsequent Event
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.